PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Net book value - December 31, beginning balance	$ 9,745
Net book value - December 31, ending balance	6,966	$ 9,745
Equipment And Information Technology Hardware
PROPERTY, PLANT AND EQUIPMENT
Net book value - December 31, beginning balance	9,745	827	$ 1,181
Additions		11,000
Depreciation	(2,779)	(2,082)	(354)
Net book value - December 31, ending balance	$ 6,966	$ 9,745	$ 827